Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
17. Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company, Qu Plus Plus and WLM Kids are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the BVI, Qudian BVI, Qu Plus Plus BVI and WLM Kids BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.
Hong Kong
Qudian HK, Qufenqi HK, Qu Plus HK, Qu Plus Plus (HK) Limited, Global Select (HK) Limited and WLM Kids HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5%
on their activities conducted in Hong Kong.
PRC
The VIEs and their subsidiaries domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.
Xiamen Qudian Technology Co., Ltd. is qualified as High and New Technology Enterprise and is subject to a preferential statutory tax rate of 15%
for three years from 2019 to 2021.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expenses	494,121,097	129,397,492	135,188,353	21,214,002
Deferred income tax expenses	132,112,749	132,582,100	125,293,714	19,661,318

Total income tax expenses	626,233,846	261,979,592	260,482,067	40,875,320

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	445,374,376	391,551,056	61,442,906
Allowance for finance lease receivable	14,360,187	10,216,523	1,603,195
Allowance for other current assets	44,792,004	66,008,093	10,358,110
Impairment loss from long-lived assets	—	39,083,895	6,133,116
Guarantee liabilities	203,687,822	186,637,271	29,287,461
Risk assurance liabilities	52,558,773	56,287,963	8,832,810
Share-based compensation	40,910,215	33,776,437	5,300,259
Fair value change on investments	—	2,691,614	422,373
Fair value change on financial assets	—	8,201,268	1,286,958
Lease liabilities	24,966,731	51,560,367	8,090,947
Advertising cost	—	1,787,054	280,428
Net operating loss carry forwards	94,886,663	272,561,783	42,770,891
Less: valuation allowance	(701,745,843)	(838,371,909)	(131,558,847)

Total non-current deferred tax assets net of valuation allowance	219,790,928	281,991,415	44,250,607

Net non-current deferred tax assets	154,959,777	87,285,917	13,697,065

Non-current deferred tax liabilities
Contract assets	(15,735,380)	—	—
Right-of-use assets	(26,360,534)	(52,117,255)	(8,178,335)
Fair value change on financial assets	(10,230,912)	(3,629,878)	(569,607)
Unallocated revenue	(23,427,601)	(207,501,495)	(32,561,513)

Total non-current deferred tax liabilities	(75,754,427)	(263,248,628)	(41,309,455)

Net non-current deferred tax liabilitie s	(10,923,276)	(68,543,130)	(10,755,913)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs and valuation allowance is considered on an individual entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2020 and 2021. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2020 and 2021, the Company had net operation loss of RMB 455,764,785 and RMB 1,098,237,738 (US$ 172,337,466), respectively, from its PRC and Hong Kong subsidiaries, which can be carried forward to offset future taxable income
. The PRC subsidiaries’ net operating losses will expire from years
2022
to
2026
if not utilized.

For the net operating losses from Hong Kong subsidiaries, it can be carried forward with no
expiration date.

Reconciliation between the income taxes expense computed by applying the PRC statutory tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Profit before income tax	3,890,521,771	1,220,798,253	846,409,045	132,820,049
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	972,630,443	305,199,563	211,602,261	33,205,012
Effect of different tax rates	(552,951,519)	(272,361,568)	(60,256,708)	(9,455,592)
Tax exempt income	(1,625,772)	(350,121)	—	—
Expenses not deductible for tax purposes	4,446,637	73,694,299	62,168,979	9,755,669
Adjustment on current income tax of the previous periods	2,453,713	24,502,181	8,525,032	1,337,763
Deferred only adjustment	72,206,605	—	26,769,243	4,200,679
Research and development super-deduction	(14,587,649)	(20,606,639)	(19,928,755)	(3,127,257)
Tax rate change	(11,870,214)	(157,679,128)	(105,024,051)	(16,480,565)
Changes in valuation allowance	155,531,602	309,581,005	136,626,066	21,439,611

Income tax expenses	626,233,846	261,979,592	260,482,067	40,875,320

As

of December 31, 2021, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2021, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs is RMB 10,890 million (US$ 1,709 million). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.
Unrecognized Tax Benefit
As of December 31, 2020 and 2021, the Company recorded an unrecognized tax benefit of RMB nil and RMB 2,588,962 (US$ 406,265) respectively, of which RMB nil and RMB 2,588,962 (US$ 406,265) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2021, unrecognized tax benefits of RMB 2,588,962 (US$ 406,265), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	3,322,470	2,588,962	406,265
Decreases	(3,322,470)	—	—

Balance at end of the year	—	2,588,962	406,265

As of December 31, 2020 and 2021, the Company did not recorded any interest expense and penalty accrued in relation to the unrecognized tax benefit in income tax expense.
In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, as of December 31, 2021, the tax years ended December 31, 2016 through period ended as of December 31, 2021 reporting date for the Company’s PRC subsidiaries remain open to examination by the PRC tax authorities. For the non-PRC entities, the tax years ended December 31, 2015 through period ended December 31, 2021 remain open to examination by tax authorities.